Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information
Reconciliation Of Adjusted Earnings Before Interest, Taxes, Depreciation And Amortization To Net Income Attributable To Controlling Interests

	2015	2014	2013
	(In thousands)
Adjusted EBITA	$211,779	$179,622	$151,985
Add back:
Depreciation and accretion expense (1)	84,608	74,314	66,857
Adjusted EBITDA	$296,387	$253,936	$218,842
Less:
(Gain) loss on disposal of assets	(14,010)	3,224	2,790
Other expense (income)	3,780	(1,616)	(3,150)
Noncontrolling interests (2)	(996)	(1,745)	(2,399)
Stock-based compensation expense (1)	19,421	16,432	12,290
Acquisition and divestiture-related expenses (3)	27,127	18,050	15,400
Other adjustments to cost of ATM operating revenues (4)	—	—	8,670
Other adjustments to selling, general, and administrative expenses (5)	—	—	505
EBITDA	$261,065	$219,591	$184,736
Less:
Interest expense, net, including amortization of deferred financing costs and note discount	30,814	33,812	23,086
Redemption costs for early extinguishment of debt	—	9,075	—
Income tax expense	39,342	28,174	42,018
Depreciation and accretion expense	85,030	75,622	68,480
Amortization of intangible assets	38,799	35,768	27,336
Net income attributable to controlling interests and available to common stockholders	$67,080	$37,140	$23,816

(1)

Amounts exclude a portion of the expense incurred by Cardtronics Mexico to account for the amounts allocable to the noncontrolling interest stockholders. In December 2015, the Company increased its ownership interest in its Mexico subsidiary.

(2)

Noncontrolling interest adjustment made such that Adjusted EBITDA includes only the Company’s ownership interest in the Adjusted EBITDA of its Mexico subsidiary. In December 2015, the Company increased its ownership interest in its Mexico subsidiary from 51.0% to 95.7%.

(3)

Acquisition and divestiture-related expenses include nonrecurring costs incurred for professional and legal fees and certain transition and integration-related costs, including contract termination and facility exit costs, employee-related severance costs, and related to our recent divestitures, excess operating costs associated with facilities that are in the process of being shut down or transitioned.

(4)	Adjustment to cost of ATM operating revenues for the year ended December 31, 2013 is related to a nonrecurring charge for retroactive property taxes on certain ATM locations in the U.K.
(5)	Adjustment to selling, general, and administrative expenses represents nonrecurring severance related costs associated with management of the Company’s U.K. operation.

Financial Information For Each Of The Company's Reporting Segments

	Year Ended December 31, 2015
	North America	Europe	Corporate & Other	Eliminations/ Adjustments	Total
	(In thousands)
Revenue from external customers	$813,146	$376,226	$10,929	$—	$1,200,301
Intersegment revenues	—	1,187	22,241	(23,428)	—
Cost of revenues	521,818	259,889	24,658	(23,428)	782,937
Selling, general, and administrative expenses	59,697	32,410	48,394	—	140,501
Acquisition and divestiture-related expenses	4,213	22,259	655	—	27,127
Loss (gain) on disposal of assets	2,089	(16,099)	—	—	(14,010)

Adjusted EBITDA	225,989	85,126	(14,795)	67	296,387

Depreciation and accretion expense	46,386	34,134	4,510	—	85,030
Adjusted EBITA	179,603	50,992	(19,306)	490	211,779

Capital expenditures (1)	$83,369	$51,857	$7,123	$—	$142,349

	Year Ended December 31, 2014
	North America	Europe	Corporate & Other	Eliminations/ Adjustments	Total
	(In thousands)
Revenue from external customers	$762,664	$292,157	$—	$—	$1,054,821
Intersegment revenues	—	1,509	18,207	(19,716)	—
Cost of revenues	501,377	207,213	15,174	(19,716)	704,048
Selling, general, and administrative expenses	51,594	21,795	40,081	—	113,470
Acquisition and divestiture-related expenses	2,623	14,714	713	—	18,050
Loss on disposal of assets	2,138	1,086	—	—	3,224

Adjusted EBITDA	209,743	64,618	(20,603)	178	253,936

Depreciation and accretion expense	45,956	27,546	2,175	(55)	75,622
Adjusted EBITA	163,788	37,072	(22,778)	1,540	179,622

Capital expenditures (1)	$56,999	$46,252	$6,678	$(20)	$109,909

	Year Ended December 31, 2013
	North America	Europe	Corporate & Other	Eliminations/ Adjustments	Total
	(In thousands)
Revenue from external customers	$698,038	$178,448	$—	$—	$876,486
Intersegment revenues	—	—	16,622	(16,622)	—
Cost of revenues	455,304	140,812	15,793	(16,622)	595,287
Selling, general, and administrative expenses	40,716	13,575	30,301	—	84,592
Acquisition and divestiture-related expenses	2,499	7,333	5,568	—	15,400
Loss (gain) on disposal of assets	2,913	(123)	—	—	2,790

Adjusted EBITDA	202,151	33,174	(17,219)	736	218,842

Depreciation and accretion expense	45,065	22,448	1,047	(80)	68,480
Adjusted EBITA	157,088	10,726	(18,266)	2,437	151,985

Capital expenditures (1)	$52,301	$21,745	$3,156	$(49)	$77,153

(1)

Capital expenditure amounts include payments made for exclusive license agreements, site acquisition costs, and other intangible assets. Additionally, capital expenditure amounts for Mexico (included in the North America segment) are reflected gross of any noncontrolling interest amounts.

Identifiable Assets

	Year ended December 31,
	2015	2014	2013
	(In thousands)
North America	$870,854	$809,821	$681,353
Europe	382,920	397,780	341,618
Corporate & Other	73,229	48,189	33,232
Total	$1,327,003	$1,255,790	$1,056,203